Risk Management_Value at risk analysis for trading activities (Details) - KRW (₩)		Dec. 31, 2020	Dec. 31, 2019
Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		₩ 9,171,000,000	₩ 7,577,000,000	[1]
Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR	[1]	11,381,000,000	6,516,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR	[1]	21,896,000,000	8,932,000,000
Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR	[1]	5,570,000,000	4,378,000,000
Interest rate | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		6,815,000,000	5,052,000,000
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		7,959,000,000	3,406,000,000
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		15,065,000,000	5,725,000,000
Interest rate | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		2,427,000,000	1,176,000,000
Stock price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		2,283,000,000	3,730,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		5,783,000,000	3,203,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		14,394,000,000	5,935,000,000
Stock price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		1,982,000,000	1,146,000,000
Foreign currencies | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		11,160,000,000	5,028,000,000
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		8,814,000,000	5,033,000,000
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		11,233,000,000	6,469,000,000
Foreign currencies | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		4,613,000,000	4,395,000,000
Commodity price | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		0	0
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		0	1,000,000
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		0	32,000,000
Commodity price | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		0	0
Diversification | Fair value concentration of risk market risk management reporting date value at risk [Member]
Value at risk [Line Items]
Total VaR		(11,087,000,000)	(6,233,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Average
Value at risk [Line Items]
Total VaR		(11,175,000,000)	(5,127,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Maximum
Value at risk [Line Items]
Total VaR		(18,796,000,000)	(9,229,000,000)
Diversification | Fair value concentration of risk market risk management value at risk during year [Member] | Minimum
Value at risk [Line Items]
Total VaR		₩ (3,452,000,000)	₩ (2,339,000,000)

[1]	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.